Leases (Tables)	12 Months Ended
Oct. 31, 2023
Lessee Disclosure [Abstract]
Schedule of Components of Operating Lease Cost
During the year ended October 31, 2023, and 2022, the components of operating lease cost were as follows, and are reflected in general and administrative expenses and research and development expenses, as determined by the underlying activities:

	Year Ended October 31,
	2023	2022
Lease Cost:
Operating lease cost	—	62
Variable operating lease cost	62	53
Short-term operating lease cost	411	355

Total operating lease cost	473	470

Summary of Cash Paid for Amounts Included in the Measurement of the Operating Lease Liabilities
The following table summarizes the cash paid for amounts included in the measurement of the Company’s operating lease liabilities for the year ended October 31, 2023, and 2022:

	Year Ended October 31,
	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$—	$62